UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, President & CEO
Thompson Plumb Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2011

Date of reporting period: February 28, 2011

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.1%

Consumer Discretionary - 10.6%
Automobiles & Parts - 0.5%
LKQ Corp. (a)	27,675	$657,558

General Retailers - 4.9%
Bed Bath & Beyond Inc. (a)	27,425	1,320,514
Best Buy Co., Inc.	59,700	1,924,728
Kohl’s Corp.	19,500	1,050,855
Target Corp.	43,045	2,262,015
		6,558,112
Household Products - 0.5%
Jarden Corp.	19,540	642,280

Media - 3.9%
Lions Gate Entertainment Corp. (a)	162,650	995,418
The Walt Disney Co.	23,950	1,047,573
Time Warner Inc.	36,775	1,404,805
Viacom Inc. Class B	37,925	1,693,730
		5,141,526
Personal Goods - 0.8%
Hanesbrands, Inc. (a)	39,975	1,035,752

Consumer Staples - 6.6%
Beverages - 1.5%
PepsiCo, Inc.	31,450	1,994,559

Food & Drug Retailers - 4.1%
Sysco Corp.	44,475	1,235,960
Walgreen Co.	55,625	2,410,787
Wal-Mart Stores, Inc.	36,225	1,882,975
		5,529,722
Household Goods & Home Construction - 1.0%
The Procter & Gamble Co.	21,050	1,327,203

Energy - 14.4%
Oil & Gas Producers - 10.6%
Anadarko Petroleum Corp.	17,235	1,410,340
Chevron Corp.	10,245	1,062,919
Devon Energy Corp.	11,320	1,035,101
Exxon Mobil Corp.	59,195	5,062,948
Hess Corp.	24,050	2,093,071
Murphy Oil Corp.	27,500	2,022,075
Petrohawk Energy Corp. (a)	65,275	1,409,940
		14,096,394
Oil Equipment, Services & Distribution - 3.8%
Helmerich & Payne, Inc.	16,400	1,065,836
Schlumberger Ltd.	22,144	2,068,692
Weatherford International Ltd. (a)	81,200	1,963,416
		5,097,944

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Financials - 14.5%
Banks - 6.8%
Associated Banc-Corp	140,065	$2,026,741
Bank of America Corp.	184,025	2,629,717
First Horizon National Corp.	114,085	1,311,978
JPMorgan Chase & Co.	44,075	2,057,862
PNC Financial Services Group, Inc.	16,125	994,913
		9,021,211
Financial Services - 7.2%
American Express Co.	22,800	993,396
Discover Financial Services	80,315	1,746,851
Eaton Vance Corp.	62,850	1,967,205
Northern Trust Corp.	45,145	2,328,128
State Street Corp.	43,425	1,941,966
T. Rowe Price Group Inc.	10,175	681,522
		9,659,068
Insurance - 0.5%
Aflac, Inc.	11,560	680,422

Health Care - 16.2%
Health Care Equipment & Services - 10.3%
Baxter International Inc.	33,025	1,755,279
Henry Schein, Inc. (a)	20,090	1,385,808
Medco Health Solutions, Inc. (a)	42,805	2,638,500
Medtronic, Inc.	34,800	1,389,216
Patterson Cos., Inc.	30,505	1,018,257
ResMed Inc. (a)	31,200	985,920
St. Jude Medical, Inc.	57,240	2,740,651
Waters Corp. (a)	8,865	736,238
Zimmer Holdings, Inc. (a)	16,845	1,050,117
		13,699,986
Health Care Services - 1.0%
McKesson Corp.	17,525	1,389,382

Pharmaceuticals & Biotechnology - 4.9%
Amgen Inc. (a)	49,000	2,515,170
Johnson & Johnson	44,110	2,710,118
Novartis AG ADR	23,750	1,336,412
		6,561,700

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 12.3%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	16,700	$1,321,972

Construction & Materials - 0.7%
Masco Corp.	70,800	962,172

General Industrials - 3.8%
General Electric Co.	144,100	3,014,572
3M Co.	22,420	2,067,797
		5,082,369
Industrial Engineering - 2.5%
ABB Ltd. ADR	57,200	1,401,972
Illinois Tool Works Inc.	24,575	1,329,507
Ingersoll-Rand PLC	13,850	627,405
		3,358,884
Industrial Transportation - 1.0%
FedEx Corp.	14,600	1,314,292

Support Services - 3.3%
Cintas Corp.	34,750	977,170
EnergySolutions (a)	262,725	1,739,239
Mobile Mini, Inc. (a)	32,075	729,386
W.W. Grainger, Inc.	7,495	998,409
		4,444,204
Information Technology - 25.5%
Computer Programs - 2.5%
Activision Blizzard, Inc.	56,560	628,947
Electronic Arts Inc. (a)	107,135	2,014,138
Take-Two Interactive Software, Inc. (a)	44,425	713,910
		3,356,995
Electronic & Electrical Equipment - 0.5%
Flextronics International Ltd. (a)	81,745	661,317

Internet Programs & Services - 1.8%
eBay Inc. (a)	70,130	2,349,706

IT Services - 2.3%
Alliance Data Systems Corp. (a)	13,200	1,039,368
Visa Inc. Class A	27,595	2,015,815
		3,055,183
Software & Computer Services - 5.7%
Adobe Systems Inc. (a)	49,450	1,706,025
Google Inc. Class A (a)	3,285	2,015,019
Microsoft Corp.	144,601	3,843,495
		7,564,539
Technology Hardware & Equipment - 12.7%
Altera Corp.	24,650	1,031,849
Broadcom Corp. Class A	14,840	611,705
Cisco Systems, Inc. (a)	153,060	2,840,794
EMC Corp. (a)	51,175	1,392,472
Hewlett-Packard Co.	21,025	917,321

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Shares	Value
Intel Corp.	124,600	2,675,162
JDS Uniphase Corp. (a)	52,260	1,289,254
Linear Technology Corp.	28,320	978,739
Maxim Integrated Products, Inc.	38,605	1,064,726
QUALCOMM, Inc.	46,405	2,764,810
Xilinx, Inc.	40,850	1,358,262
		16,925,094

TOTAL COMMON STOCKS (COST $106,700,820)		133,489,546

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100% (b)	$977	$977

Total Variable-Rate Demand Notes		977

TOTAL SHORT-TERM INVESTMENTS (COST $977)		977

TOTAL INVESTMENTS - 100.1% (COST $106,701,797)		133,490,523

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(86,229)

NET ASSETS - 100.0%		$133,404,294

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at February 28, 2011.

ADR: American Depository Receipt

At February 28, 2011, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$108,722,034
Unrealized appreciation	$27,897,030
Unrealized depreciation	$(3,128,541)
Net unrealized appreciation (depreciation)	$24,768,489

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and straddles.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.4%

Consumer Discretionary - 16.4%
Automobiles & Parts - 1.0%
LKQ Corp. (a)	7,585	$180,220

General Retailers - 4.8%
Abercrombie & Fitch Co. Class A	2,705	155,186
Bed Bath & Beyond Inc. (a)	6,700	322,605
Jos. A. Bank Clothiers, Inc. (a)	4,165	192,048
Nordstrom, Inc.	5,215	236,031
		905,870
Household Products - 2.9%
D.R. Horton, Inc.	7,700	91,168
Jarden Corp.	10,810	355,325
The Middleby Corp. (a)	1,070	95,947
		542,440
Media - 2.4%
CBS Corp. Class B	6,485	154,732
Lions Gate Entertainment Corp. (a)	47,296	289,452
		444,184
Personal Goods - 3.6%
Coach, Inc.	5,003	274,765
Hanesbrands, Inc. (a)	15,133	392,096
		666,861
Travel & Leisure - 1.7%
Darden Restaurants, Inc.	6,646	313,226

Consumer Staples - 2.4%
Food Producers - 2.4%
McCormick & Co., Inc.	5,218	248,638
The J. M. Smucker Co.	2,912	200,462
		449,100
Energy - 12.4%
Mining - 0.2%
CONSOL Energy Inc.	925	46,907

Oil & Gas Producers - 8.9%
ATP Oil & Gas Corp. (a)	5,315	107,948
Bill Barrett Corp. (a)	2,365	91,951
Chesapeake Energy Corp.	4,340	154,547
Denbury Resources Inc. (a)	2,335	56,577
Forest Oil Corp. (a)	1,200	42,588
Murphy Oil Corp.	5,276	387,944
Noble Energy, Inc.	2,648	245,364
Petrohawk Energy Corp. (a)	8,940	193,104
Quicksilver Resources Inc. (a)	5,980	92,630
Range Resources Corp.	5,465	296,750
		1,669,403
Oil Equipment, Services & Distribution - 3.3%
Helmerich & Payne, Inc.	3,070	199,519
Schlumberger Ltd.	1,560	145,735
Weatherford International Ltd. (a)	11,415	276,015
		621,269

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Financials - 18.2%
Banks - 5.5%
Associated Banc-Corp	25,859	$374,180
First Horizon National Corp.	32,470	373,405
Regions Financial Corp.	12,685	96,913
SunTrust Banks, Inc.	3,070	92,622
Zions Bancorporation	3,780	88,301
		1,025,421
Financial Services - 7.5%
Discover Financial Services	17,819	387,563
Eaton Vance Corp.	11,545	361,358
Investment Technology Group, Inc. (a)	20,380	390,277
Northern Trust Corp.	5,340	275,384
		1,414,582
Insurance - 5.2%
Cincinnati Financial Corp.	5,520	187,956
Genworth Financial Inc. Class A (a)	1,835	24,277
StanCorp Financial Group, Inc.	5,093	234,278
Torchmark Corp.	3,726	243,122
Unum Group	10,631	282,040
		971,673
Health Care - 13.1%
Health Care Equipment & Services - 11.3%
Beckman Coulter, Inc.	1,790	148,803
Henry Schein, Inc. (a)	5,569	384,150
Lincare Holdings Inc.	5,029	147,551
MedAssets Inc. (a)	9,990	141,558
Patterson Cos., Inc.	10,080	336,470
ResMed Inc. (a)	10,150	320,740
St. Jude Medical, Inc.	3,125	149,625
Waters Corp. (a)	3,564	295,990
Zimmer Holdings, Inc. (a)	3,100	193,254
		2,118,141
Health Care Services - 1.8%
McKesson Corp.	2,395	189,876
MWI Veterinary Supply, Inc. (a)	2,075	143,632
		333,508
Industrials - 11.8%
Aerospace & Defense - 1.8%
Alliant Techsystems Inc.	4,594	331,549

Construction & Materials - 1.8%
Masco Corp.	14,475	196,715
Mueller Water Products, Inc. Class A	12,000	48,720
USG Corp. (a)	5,600	95,984
		341,419
Industrial Engineering - 2.1%
Ingersoll-Rand PLC	3,935	178,256
SPX Corp.	2,800	223,328
		401,584
Support Services - 6.1%
Cintas Corp.	9,595	269,811
EnergySolutions (a)	59,510	393,956
Mobile Mini, Inc. (a)	8,895	202,272
W.W. Grainger, Inc.	2,083	277,476
		1,143,515

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 19.2%
Computer Programs - 4.5%
Activision Blizzard, Inc.	15,920	$177,030
Electronic Arts Inc. (a)	20,070	377,316
Take-Two Interactive Software, Inc. (a)	18,110	291,028
		845,374
Electronic & Electrical Equipment - 3.6%
Celestica Inc. (a)	8,331	98,722
Flextronics International Ltd. (a)	34,727	280,941
Molex Inc. Class A	12,610	290,282
		669,945
IT Services - 2.6%
Alliance Data Systems Corp. (a)	3,705	291,732
Fiserv, Inc. (a)	3,072	194,365
		486,097
Technology Hardware & Equipment - 8.5%
Altera Corp.	4,500	188,370
Broadcom Corp. Class A	6,640	273,701
JDS Uniphase Corp. (a)	13,831	341,211
Linear Technology Corp.	7,822	270,328
Maxim Integrated Products, Inc.	10,501	289,618
Xilinx, Inc.	6,871	228,461
		1,591,689
Materials - 4.2%
Chemicals - 1.7%
International Flavors & Fragrances Inc.	5,773	328,772

Household Materials - 1.1%
The Scotts Miracle-Gro Co. Class A	3,536	198,617

Industrial Materials - 1.4%
Nalco Holding Co.	10,193	260,635

Utilities - 2.7%
Electricity - 0.5%
Pepco Holdings, Inc.	5,010	93,837

Gas, Water & Multiutilities - 2.2%
MDU Resources Group, Inc.	13,347	286,560
SCANA Corp.	3,264	132,127
		418,687

TOTAL COMMON STOCKS (COST $14,144,415)		18,814,525

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100% (b)	$719	$719

Total Variable-Rate Demand Notes		719

TOTAL SHORT-TERM INVESTMENTS (COST $719)		719

TOTAL INVESTMENTS - 100.4% (COST $14,145,134)		18,815,244

NET OTHER ASSETS AND LIABILITIES - (0.4%)		(84,193)

NET ASSETS - 100.0%		$18,731,051

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at February 28, 2011.

At February 28, 2011, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$14,699,716
Unrealized appreciation	$4,461,310
Unrealized depreciation	$(345,782)
Net unrealized appreciation (depreciation)	$4,115,528

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.2%

Financials - 0.2%
Financial Services - 0.2%
CIT Group, Inc. (a)	17,450	$755,934

TOTAL COMMON STOCKS (COST $501,587)		755,934

BONDS - 97.8%

Asset-Backed Securities - 1.6%
Federal Express Corp. 1993 Trust
7.150% due 9/28/2012	$299,715	302,709

Federal Express Corp. 1997 Trust
7.520% due 1/15/2018	226,946	238,157

General American Railcar 1997-1
6.690% due 9/20/2016 (e)	126,596	130,092

General American Railcar II
6.210% due 9/20/2017	5,274,549	5,345,612

General American Railcar III
7.760% due 8/20/2018 (e)	1,588,982	1,655,497

Total Asset-Backed Securities		7,672,067

Convertible Bonds - 2.7%
Amgen Inc.
0.375% due 2/1/2013	782,000	781,023

EMC Corp.
1.750% due 12/1/2013	1,000,000	1,747,500

Medtronic, Inc.
1.500% due 4/15/2011	2,060,000	2,060,000
1.625% due 4/15/2013	4,073,000	4,195,190

Nabors Industries, Inc.
0.940% due 5/15/2011	2,503,000	2,503,000

NASDAQ OMX Group, Inc.
2.500% due 8/15/2013	1,236,000	1,232,910

Total Convertible Bonds		12,519,623

Corporate Bonds - 91.7%
Aetna Inc.
5.750% due 6/15/2011	80,000	81,168

Alcoa Inc.
6.000% due 7/15/2013	200,000	218,797

Allied Waste N.A., Inc.
6.375% due 4/15/2011	1,604,000	1,613,715
7.125% due 5/15/2016	7,644,000	7,968,870

American Express
5.250% due 9/12/2011	20,000	20,489
6.650% due 9/15/2015	90,000	98,348
6.900% due 9/15/2015	277,000	308,280

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

American General Finance
6.000% due 10/15/2014	$1,000,000	$902,770
6.000% due 12/15/2014	1,000,000	892,906
6.900% due 12/15/2017	1,000,000	897,500

American Standard Inc.
5.500% due 4/1/2015	25,000	26,992

Amphenol Corp.
4.750% due 11/15/2014	1,698,000	1,814,946

Anheuser-Busch Cos., Inc.
6.000% due 4/15/2011	263,000	264,608

Appalachian Power Co.
5.550% due 4/1/2011	260,000	260,954

Arden Realty LP
5.250% due 3/1/2015	3,019,000	3,238,762

Arizona Public Service Co.
6.375% due 10/15/2011	72,000	74,378

Aspen Insurance Holdings Ltd.
6.000% due 8/15/2014	4,116,000	4,410,088

Associated Banc-Corp
6.750% due 8/15/2011	2,622,000	2,669,922

Axis Capital Holdings
5.750% due 12/1/2014	5,622,000	6,065,261

Bank of America Corp.
6.500% due 3/15/2011	347,000	347,561
6.550% due 3/15/2011	155,000	155,253
6.700% due 3/15/2011	25,000	25,042
6.700% due 3/15/2011	112,000	112,190
6.000% due 9/15/2011	45,000	45,933
6.150% due 9/15/2011	45,000	45,964
7.375% due 5/15/2014	866,000	985,976
5.375% due 6/15/2014	50,000	54,016
5.150% due 8/15/2015	54,000	54,588
5.350% due 9/15/2015	383,000	398,572
5.250% due 12/1/2015	333,000	352,628

Bankers Trust New York
7.250% due 10/15/2011	92,000	95,588

BB&T Corp.
5.200% due 12/23/2015	769,000	827,249

Bear Stearns Cos. LLC
2.950% due 3/10/2014 (b)	270,000	267,484
2.900% due 4/10/2014 (b)	100,000	99,492

Best Buy Co., Inc.
6.750% due 7/15/2013	570,000	630,057

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Bio-Rad Laboratories, Inc.
8.000% due 9/15/2016	$8,704,000	$9,574,400

Black Hills Corp.
9.000% due 5/15/2014	2,442,000	2,792,139

Boston Properties LP
5.625% due 4/15/2015	331,000	363,877

Boston Scientific Corp.
5.450% due 6/15/2014	1,392,000	1,491,354
4.500% due 1/15/2015	4,197,000	4,323,716
6.250% due 11/15/2015	2,881,000	3,099,789

Brinker International
5.750% due 6/1/2014	7,967,000	8,336,653

Capital One Bank
6.500% due 6/13/2013	423,000	460,809

Caterpillar Inc.
4.600% due 3/15/2011	121,000	121,153
4.750% due 3/15/2011	10,000	10,013
4.850% due 3/15/2011	30,000	30,040
4.750% due 4/15/2011	128,000	128,550
4.800% due 4/15/2011	281,000	282,225
6.550% due 5/1/2011	30,000	30,316
3.400% due 5/15/2011	16,000	16,075
3.900% due 5/15/2011	199,000	200,127
4.550% due 7/15/2011	10,000	10,120

CBS Corp.
8.200% due 5/15/2014	967,000	1,134,821

Cellco/Verizon Wireless Capital LLC
3.750% due 5/20/2011	691,000	695,909

CenterPoint Energy, Inc.
6.850% due 6/1/2015	192,000	217,265

Chesapeake & Potomac Telephone Co.
7.150% due 5/1/2023	158,000	169,559

CIT Group, Inc.
7.000% due 5/1/2013	154,575	157,666
7.000% due 5/1/2014	304,143	310,036
7.000% due 5/1/2015	304,143	308,325
7.000% due 5/1/2016	506,906	511,341
7.000% due 5/1/2017	709,672	714,995

Citigroup, Inc.
1.625% due 3/30/2011	25,000	25,028
7.250% due 10/15/2011	1,381,000	1,430,477
5.625% due 8/27/2012	250,000	262,986
5.000% due 9/15/2014	469,000	493,154

CNA Financial Corp.
5.850% due 12/15/2014	1,552,000	1,676,891
6.500% due 8/15/2016	1,000,000	1,101,213

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Coca-Cola Co.
5.750% due 3/15/2011	$244,000	$244,442

Comcast Corp.
5.500% due 3/15/2011	2,709,000	2,713,329

Commercial Net Lease Realty, Inc.
6.250% due 6/15/2014	1,060,000	1,149,247
6.150% due 12/15/2015	443,000	476,328

CONSOL Energy Inc.
7.875% due 3/1/2012	1,252,000	1,320,860

Continental Corp.
8.375% due 8/15/2012	186,000	198,992

Countrywide Financial Corp.
4.000% due 3/22/2011	148,000	148,293
6.730% due 4/17/2013	93,000	96,768
6.250% due 5/15/2016	927,000	993,116

Coventry Health Care, Inc.
6.300% due 8/15/2014	8,182,000	8,740,888
6.125% due 1/15/2015	1,131,000	1,204,383

Credit Suisse USA, Inc.
5.250% due 3/2/2011	92,000	92,000

Daimler Finance N.A., LLC
5.875% due 3/15/2011	5,450,000	5,459,532
5.900% due 6/15/2011	25,000	25,038
5.950% due 8/15/2011	38,000	38,133

Darden Restaurants
7.450% due 4/1/2011	55,000	55,175
7.125% due 2/1/2016	75,000	84,747

Deutsche Telekom Int'l. Finance BV
5.375% due 3/23/2011	150,000	150,408

Diageo Finance B.V.
3.875% due 4/1/2011	40,000	40,131

Dow Chemical Co.
7.600% due 5/15/2014	1,688,000	1,960,209
4.300% due 12/15/2014	127,000	127,934
5.900% due 2/15/2015	650,000	724,709

DPL Inc.
6.875% due 9/1/2011	95,000	97,656

DTE Energy Co.
7.050% due 6/1/2011	490,000	497,284

Duquesne Light Holdings Inc.
5.500% due 8/15/2015	6,757,000	6,934,520

Endurance Specialty Holdings Ltd.
6.150% due 10/15/2015	5,266,000	5,595,773

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	$1,197,000	$1,307,722
7.750% due 6/15/2017	8,630,000	9,158,587

Fidelity National Financial, Inc.
7.300% due 8/15/2011	1,549,000	1,591,608
5.250% due 3/15/2013	191,000	193,419
6.600% due 5/15/2017	20,000	19,918

Fifth Third Bancorp
6.250% due 5/1/2013	1,356,000	1,477,841

First Horizon National Corp.
5.375% due 12/15/2015	500,000	521,095

First Tennessee Bank
4.500% due 5/15/2013	1,780,000	1,795,785
4.625% due 5/15/2013	4,501,000	4,583,967
5.050% due 1/15/2015	2,264,000	2,315,486
5.650% due 4/1/2016	889,000	916,215

Fortune Brands, Inc.
4.875% due 12/1/2013	450,000	476,697
6.375% due 6/15/2014	1,143,000	1,254,711
5.375% due 1/15/2016	54,000	56,788

Freeport-McMoRan Copper & Gold Inc.
8.250% due 4/1/2015	7,034,000	7,368,115

GATX Financial Corp.
6.273% due 6/15/2011	312,000	316,576

General Electric Capital Corp.
5.500% due 4/28/2011	597,000	601,691
3.750% due 5/15/2011	55,000	55,241
4.000% due 5/15/2011	5,000	5,024
4.050% due 6/15/2011	25,000	25,162
4.350% due 10/15/2011	12,000	12,170
6.000% due 10/26/2012 (c)	69,000	69,380
5.900% due 5/13/2014	450,000	500,171
5.600% due 7/15/2014	500,000	541,810
4.500% due 5/15/2015	60,000	60,226
5.250% due 6/15/2015	25,000	26,044
5.400% due 6/15/2015	59,000	61,791
5.500% due 8/15/2015	30,000	31,905
5.000% due 4/15/2016	45,000	46,366

Genworth Life Insurance Co.
5.125% due 3/15/2011	50,000	50,070
5.875% due 5/3/2013 (e)	2,865,000	3,025,896

Georgia-Pacific LLC
8.125% due 5/15/2011	133,000	134,829

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

GMAC LLC
7.000% due 10/15/2011	$200,000	$204,023
7.250% due 8/15/2012	100,000	100,283
7.000% due 11/15/2012	50,000	50,028
7.100% due 1/15/2013	32,000	32,093
6.000% due 7/15/2013	60,000	59,827
0.000% due 6/15/2015 (d)	1,250,000	970,312
6.350% due 2/15/2016 (c)	75,000	72,048
6.500% due 2/15/2016 (c)	100,000	96,670
6.500% due 9/15/2016 (c)	87,000	83,401
7.250% due 9/15/2017	259,000	256,773

H.J. Heinz Finance Co.
6.625% due 7/15/2011	87,000	88,923

Harley-Davidson
5.250% due 12/15/2012 (e)	1,675,000	1,747,675
15.000% due 2/1/2014	500,000	638,294
5.750% due 12/15/2014 (e)	3,800,000	4,042,881

Harleysville Group Inc.
5.750% due 7/15/2013	114,000	118,618

Hartford Financial Services
5.250% due 10/15/2011	772,000	792,590
4.625% due 7/15/2013	750,000	785,536
5.050% due 7/15/2013	35,000	35,957
4.750% due 3/1/2014	825,000	861,931

Hasbro, Inc.
6.125% due 5/15/2014	1,000,000	1,087,360

HCP, Inc.
5.650% due 12/15/2013	1,455,000	1,589,548
6.000% due 3/1/2015	5,879,000	6,443,096
7.072% due 6/8/2015	703,000	778,523

Home Depot, Inc.
5.200% due 3/1/2011	2,174,000	2,174,000

Hospitality Properties Trust
6.750% due 2/15/2013	2,787,000	2,955,906
7.875% due 8/15/2014	4,804,000	5,401,180
5.125% due 2/15/2015	1,585,000	1,648,921
6.300% due 6/15/2016	244,000	268,201

HRPT Properties Trust
6.950% due 4/1/2012	2,704,000	2,807,509
5.750% due 11/1/2015	3,218,000	3,414,375

HSBC Finance Corp.
5.400% due 3/15/2011	32,000	32,041
6.300% due 3/15/2011	25,000	25,035
5.000% due 4/15/2011	228,000	228,881
5.150% due 4/15/2011	250,000	250,915
5.250% due 4/15/2011	7,000	7,026
5.400% due 4/15/2011	5,000	5,020
5.450% due 4/15/2011	17,000	17,068
5.500% due 4/15/2011	25,000	25,101

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

HSBC Finance Corp. (continued)
5.500% due 4/15/2011	$402,000	$403,844
6.350% due 4/15/2011	45,000	45,226
6.400% due 4/15/2011	8,000	8,041
4.400% due 5/15/2011	78,000	78,366
4.750% due 5/15/2011	86,000	86,469
5.400% due 5/15/2011	15,000	15,100
5.500% due 5/15/2011	15,000	15,104
6.750% due 5/15/2011	265,000	268,246
5.300% due 6/15/2011	53,000	53,484
5.550% due 6/15/2011	32,000	32,313
5.700% due 6/15/2011	30,000	30,306
6.600% due 6/15/2011	127,000	128,615
6.600% due 6/15/2011	11,000	11,140
6.600% due 6/15/2011	110,000	111,399
6.800% due 6/15/2011	40,000	40,531
5.500% due 7/15/2011	60,000	60,736
5.650% due 7/15/2011	35,000	35,448
6.400% due 7/15/2011	25,000	25,388
5.400% due 8/15/2011	10,000	10,144
5.500% due 8/15/2011	9,000	9,133
6.150% due 8/15/2011	10,000	10,177
5.200% due 9/15/2011	25,000	25,389
5.200% due 9/15/2011	32,000	32,498
5.300% due 9/15/2011	25,000	25,402
5.450% due 9/15/2011	25,000	25,423
6.150% due 9/15/2011	32,000	32,658
5.150% due 10/15/2011	50,000	50,863
6.100% due 10/15/2011	85,000	86,958
6.350% due 10/15/2011	30,000	30,780
5.700% due 7/15/2012	125,000	130,007
6.000% due 4/15/2013	621,000	656,546
4.180% due 9/15/2013 (b)	366,000	373,331
3.840% due 10/10/2013 (b)	331,000	333,244
3.620% due 1/10/2014 (b)	335,000	339,238
5.600% due 4/15/2014	75,000	79,705
5.500% due 7/15/2014	30,000	31,896
6.000% due 8/15/2014	553,000	597,782
6.000% due 8/15/2014	67,000	72,387
5.800% due 9/15/2014	153,000	164,271
5.850% due 9/15/2014	325,000	349,307
5.650% due 10/15/2014	30,000	31,963
5.750% due 10/15/2014	274,000	292,849
5.350% due 11/15/2014	30,000	31,576

HSBC USA, Inc.
7.000% due 3/22/2011	10,000	10,032

Hyatt Hotels Corp.
5.750% due 8/15/2015 (e)	100,000	103,804

Idaho Power Co.
6.600% due 3/2/2011	147,000	147,000

Ingersoll-Rand
9.500% due 4/15/2014	1,026,000	1,236,370

Int'l. Bank for Reconstruction and Dev. (IBRD)
8.600% due 3/15/2011	50,000	50,164
0.000% due 8/15/2011 (d)	52,000	51,836

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

International Paper Co.
6.750% due 9/1/2011	$45,000	$46,288

ITT Hartford Group
7.300% due 11/1/2015	910,000	1,023,649

Jefferson-Pilot Corp.
4.750% due 1/30/2014	3,739,000	3,929,465

John Deere Capital Corp.
4.000% due 3/15/2011	115,000	115,120
2.000% due 4/15/2011	75,000	75,030
2.750% due 6/15/2011	25,000	25,077
3.000% due 6/15/2011	35,000	35,136
2.650% due 7/15/2011	12,000	12,059

John Hancock Life Ins. Co.
4.000% due 3/15/2011	42,000	42,029
3.250% due 6/15/2011	13,000	13,038
4.000% due 7/15/2011	10,000	10,063
5.450% due 9/15/2015	201,000	213,066
5.450% due 10/15/2015	29,000	30,748
5.500% due 11/15/2015	75,000	79,724
5.250% due 12/15/2015	25,000	26,549
5.500% due 12/15/2015	25,000	26,820
5.000% due 4/15/2016	60,000	63,108

Kerr-McGee Corp.
6.875% due 9/15/2011	1,121,000	1,155,004

Kroger Co.
6.800% due 4/1/2011	149,000	149,719

Lafarge SA
6.150% due 7/15/2011	1,317,000	1,340,229

Lexmark International, Inc.
5.900% due 6/1/2013	2,556,000	2,714,073

Liberty Property LP
7.250% due 3/15/2011	1,091,000	1,093,192
5.650% due 8/15/2014	36,000	38,823

Lincoln National Corp.
4.750% due 2/15/2014	1,638,000	1,729,985

Loews Corp.
8.875% due 4/15/2011	211,000	213,049

Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (b)	347,000	341,102

Marriott International, Inc.
5.810% due 11/10/2015	373,000	405,941

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Marshall & Ilsley Bank
5.350% due 4/1/2011	$1,834,000	$1,838,910
6.375% due 9/1/2011	3,069,000	3,131,436
5.300% due 9/8/2011	757,000	761,650
5.150% due 2/22/2012	648,000	643,741
4.900% due 3/15/2012	15,000	14,947
5.500% due 7/15/2012	10,000	10,039
5.250% due 9/4/2012	2,854,000	2,990,133

Martin Marietta Materials, Inc.
6.875% due 4/1/2011	25,000	25,097

Masco Corp.
5.875% due 7/15/2012	1,558,000	1,625,435
7.125% due 8/15/2013	5,117,000	5,524,339
4.800% due 6/15/2015	1,456,000	1,468,867
6.125% due 10/3/2016	1,997,000	2,043,480

Mattel, Inc.
6.125% due 6/15/2011	5,000	5,069
6.800% due 10/6/2011	5,000	5,012

Maytag Corp.
5.000% due 5/15/2015	50,000	51,348

MBNA Corp.
7.500% due 3/15/2012	100,000	106,436
6.625% due 6/15/2012	75,000	79,117
5.000% due 6/15/2015	800,000	832,608

Merrill Lynch & Co.
3.900% due 3/8/2011	30,000	29,999
4.400% due 4/26/2011	22,000	22,007
4.450% due 5/3/2011	10,000	9,997
4.450% due 5/10/2011	5,000	4,999
4.850% due 6/1/2011	25,000	25,014
4.800% due 6/7/2011	10,000	10,004
4.750% due 8/9/2011	25,000	25,001
5.450% due 2/5/2013	500,000	532,735
6.150% due 4/25/2013	455,000	491,554
0.000% due 8/30/2013 (d)	65,000	59,886
5.000% due 2/3/2014	138,000	148,578
5.450% due 7/15/2014	1,032,000	1,111,570
5.000% due 1/15/2015	243,000	258,558
5.300% due 9/30/2015	1,512,000	1,622,712
6.050% due 5/16/2016	3,000,000	3,197,358

Montpelier Re Holdings Ltd.
6.125% due 8/15/2013	8,990,000	9,329,786

Morgan Stanley
6.750% due 4/15/2011	481,000	484,408
3.143% due 6/1/2011 (b)	750,000	753,180
4.750% due 4/1/2014	4,268,000	4,462,356
6.000% due 5/13/2014	695,000	760,452
6.000% due 4/28/2015	3,540,000	3,875,642
5.375% due 10/15/2015	714,000	761,362
5.750% due 10/18/2016	300,000	323,336
5.550% due 4/27/2017	200,000	211,533

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Mosaic Co.
7.625% due 12/1/2016 (e)	$4,000,000	$4,330,000

Nabisco, Inc.
7.550% due 6/15/2015	50,000	58,246

National City Bank of Indiana
4.250% due 7/1/2018	200,000	193,074

National City Bank of Pennsylvania
7.250% due 10/21/2011	52,000	53,578

National City Corp.
4.900% due 1/15/2015	1,000,000	1,075,988

National Rural Utilities
4.250% due 3/15/2011	30,000	30,031
4.350% due 4/15/2011	57,000	57,203
4.350% due 4/15/2011	61,000	61,217
3.500% due 5/15/2011	81,000	81,358
2.300% due 8/15/2011	142,000	142,606
7.200% due 10/1/2015	30,000	34,131

NationsBank Corp.
0.000% due 8/15/2013 (d)	91,000	82,855
7.750% due 8/15/2015	2,251,000	2,593,942

Nationwide Financial Services
6.250% due 11/15/2011	5,005,000	5,184,484

NiSource Finance Corp.
5.400% due 7/15/2014	215,000	233,735
10.750% due 3/15/2016	600,000	785,245

Northern Trust Co.
6.300% due 3/7/2011	50,000	50,032

Ohio Casualty Corp.
7.300% due 6/15/2014	335,000	363,925

Owens Corning
6.500% due 12/1/2016	5,149,000	5,629,994

Paine Webber Group Inc.
7.625% due 2/15/2014	50,000	56,004

PepsiCo Capital Resources, Inc.
0.000% due 4/1/2011 (d)	170,000	169,743

Phelps Dodge Corp.
8.750% due 6/1/2011	35,000	35,589

PNC Funding Corp.
5.250% due 11/15/2015	352,000	379,301

PPL Energy Supply, LLC
6.500% due 5/1/2018	1,000,000	1,107,403

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Premcor Refining Group
6.125% due 5/1/2011	$368,000	$370,711

Principal Financial Group
4.050% due 4/15/2011	10,000	10,032
5.150% due 6/17/2011	30,000	30,416
7.875% due 5/15/2014	2,750,000	3,183,141
3.023% due 4/1/2016 (b)	50,000	49,994

Progress Energy, Inc.
7.100% due 3/1/2011	25,000	25,000

Progressive Corp.
7.000% due 10/1/2013	25,000	27,901

Protective Life Corp.
4.000% due 3/15/2011	20,000	19,990
4.000% due 4/1/2011	233,000	233,665
5.000% due 6/15/2011	55,000	54,919
5.000% due 7/15/2011	200,000	199,582
4.250% due 9/15/2011	5,000	4,962
4.300% due 9/15/2011	10,000	9,927
4.300% due 6/1/2013	350,000	363,165
4.875% due 11/1/2014	820,000	867,074

Prudential Financial, Inc.
4.250% due 4/15/2011	5,000	5,001
4.500% due 5/15/2011	20,000	20,020
5.000% due 6/15/2011	50,000	50,129
4.750% due 4/1/2014	5,000	5,275
5.100% due 9/20/2014	225,000	243,222
6.200% due 1/15/2015	1,100,000	1,219,238
5.000% due 3/16/2015	140,000	142,129

Quest Diagnostics Inc.
7.500% due 7/12/2011	38,000	38,848

R.R. Donnelley & Sons Co.
4.950% due 4/1/2014	5,404,000	5,602,483
5.500% due 5/15/2015	3,314,000	3,415,011
8.600% due 8/15/2016	10,000	11,393
6.125% due 1/15/2017	1,540,000	1,576,008

Regions Financial Corp.
4.875% due 4/26/2013	1,875,000	1,884,375
7.750% due 11/10/2014	1,170,000	1,248,975

Rio Tinto Alcan Inc.
6.450% due 3/15/2011	350,000	350,690

Ryder System, Inc.
5.000% due 4/1/2011	259,000	259,545
5.950% due 5/2/2011	119,000	119,902

SBC Communications, Inc.
6.250% due 3/15/2011	242,000	242,419

SCANA Corp.
6.875% due 5/15/2011	30,000	30,370

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Security Benefit Life Insurance
8.750% due 5/15/2016 (e)(f)	$2,000,000	$2,137,928

Simon Property Group, LP
5.375% due 6/1/2011	8,000	8,005
5.750% due 12/1/2015	1,089,000	1,218,927
6.100% due 5/1/2016	1,000,000	1,135,970

SLM Corp.
5.400% due 10/25/2011	283,000	289,034
2.623% due 3/15/2012 (b)	145,000	143,669
2.643% due 6/15/2012 (b)	106,000	105,412
2.793% due 6/15/2012 (b)	66,000	65,958
5.150% due 8/15/2012	10,000	9,789
5.125% due 8/27/2012	731,000	758,573
2.793% due 9/15/2012 (b)	65,000	64,925
2.693% due 12/15/2012 (b)	90,000	89,723
4.500% due 12/15/2012	25,000	23,784
4.500% due 12/15/2012	87,000	84,891
5.375% due 1/15/2013	780,000	809,925
4.500% due 3/15/2013	53,000	51,438
4.700% due 6/15/2013	20,000	19,399
4.750% due 6/15/2013	24,000	23,304
4.800% due 6/15/2013	25,000	24,301
5.100% due 6/15/2013 (c)	13,000	12,984
3.593% due 9/15/2013 (b)	91,000	90,434
5.000% due 10/1/2013	2,444,000	2,526,959
4.300% due 12/15/2013	2,000	1,847
5.150% due 12/15/2013	60,000	56,181
5.250% due 12/15/2013	30,000	28,414
3.293% due 1/1/2014 (b)	591,000	585,693
3.263% due 1/31/2014 (b)	127,000	124,252
4.700% due 3/15/2014	25,000	23,107
4.950% due 3/15/2014	15,000	13,888
5.150% due 3/15/2014	10,000	9,363
2.763% due 4/1/2014 (b)	1,185,000	1,148,146
2.943% due 4/1/2014 (b)	155,000	150,708
2.843% due 5/1/2014 (b)	500,000	493,540
5.375% due 5/15/2014	843,000	869,105
3.523% due 6/2/2014 (b)	70,000	69,632
5.100% due 6/15/2014 (c)	20,000	18,948
5.150% due 6/15/2014 (c)	26,000	24,670
5.050% due 11/14/2014	129,000	129,000
2.893% due 12/15/2014 (b)	444,000	425,330
6.500% due 12/15/2014 (b)	250,000	244,198
5.000% due 4/15/2015	425,000	421,812
3.093% due 9/15/2015 (b)	90,000	83,137
5.000% due 9/15/2015	55,000	52,731
5.000% due 9/15/2015	45,000	40,270
5.000% due 9/15/2015	25,000	22,372
3.193% due 12/15/2015 (b)	128,000	115,803
3.393% due 5/3/2019 (b)	217,000	179,314
7.000% due 6/15/2021 (c)	79,000	69,410
5.400% due 4/25/2023 (c)	50,000	37,471

StanCorp Financial Group
6.875% due 10/1/2012	535,000	559,824

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Staples, Inc.
7.750% due 4/1/2011	$573,000	$576,033
9.750% due 1/15/2014	750,000	905,962

Steelcase, Inc.
6.500% due 8/15/2011	9,337,000	9,544,356

Sunoco, Inc.
6.750% due 4/1/2011	10,000	10,036
4.875% due 10/15/2014	2,147,000	2,296,365
9.625% due 4/15/2015	6,369,000	7,648,895

SunTrust Bank
6.375% due 4/1/2011	10,000	10,039
5.000% due 9/1/2015	690,000	715,654

TECO Energy, Inc.
7.200% due 5/1/2011	18,000	18,158

Telecom Italia
6.200% due 7/18/2011	9,046,000	9,218,661
6.175% due 6/18/2014	134,000	142,624
4.950% due 9/30/2014	884,000	908,309
5.250% due 10/1/2015	300,000	305,034

Telefonica Emisiones SAU
5.984% due 6/20/2011	132,000	134,059

Textron Financial Corp.
5.400% due 4/28/2013	635,000	669,862

Torchmark Corp.
7.375% due 8/1/2013	1,320,000	1,415,998
6.375% due 6/15/2016	1,017,000	1,089,739

Transamerica Finance Corp.
0.000% due 9/1/2012 (d)	100,000	93,843

Transatlantic Holdings, Inc.
5.750% due 12/14/2015	2,590,000	2,711,114

Transocean Inc.
6.625% due 4/15/2011	791,000	795,875

Tyco Electronics Group
6.000% due 10/1/2012	395,000	422,749
5.950% due 1/15/2014	792,000	870,246

UDR, Inc.
6.050% due 6/1/2013	10,000	10,609
5.500% due 4/1/2014	2,386,000	2,517,426
5.250% due 1/15/2015	690,000	720,348

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Unitrin, Inc.
6.000% due 11/30/2015	$9,753,000	$10,056,357

Unum Group
7.625% due 3/1/2011	1,409,000	1,409,000
7.125% due 9/30/2016	3,200,000	3,625,805

UnumProvident Group
6.850% due 11/15/2015 (e)	1,900,000	2,122,359

Ventas Realty LP
6.500% due 6/1/2016	10,133,000	10,622,890

Verizon New England
6.500% due 9/15/2011	22,000	22,691

Verizon New York
6.875% due 4/1/2012	250,000	265,177

Viacom, Inc.
5.750% due 4/30/2011	1,102,000	1,108,208
5.625% due 8/15/2012	79,000	83,454
6.250% due 4/30/2016	365,000	418,727

Vodafone Group PLC
5.500% due 6/15/2011	10,000	10,144

Wachovia Bank
5.350% due 3/15/2011	173,000	173,290
4.800% due 11/1/2014	1,550,000	1,648,163
4.875% due 2/1/2015	500,000	534,274
5.000% due 8/15/2015	1,750,000	1,878,651
5.600% due 3/15/2016	50,000	54,646
5.625% due 10/15/2016	200,000	217,874

Washington Mutual Finance Corp.
6.875% due 5/15/2011	30,000	30,353

Waste Management, Inc.
7.650% due 3/15/2011	354,000	354,764

Wells Fargo & Co.
6.375% due 8/1/2011	55,000	56,296
5.750% due 5/16/2016	200,000	221,004

Westinghouse Credit
8.875% due 6/14/2014	47,000	54,348

Whirlpool Corp.
6.125% due 6/15/2011	20,000	20,298

Wilmington Trust Corp.
4.875% due 4/15/2013	25,000	25,729

Wisconsin Energy Corp.
6.500% due 4/1/2011	190,000	190,890

Wyeth
5.500% due 2/1/2014	1,000,000	1,109,350

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
Corporate Bonds (continued)

Wyndham Worldwide
9.875% due 5/1/2014	$7,743,000	$9,161,007
6.000% due 12/1/2016	1,223,000	1,302,277

XL Capital
6.500% due 1/15/2012	284,000	296,876
5.250% due 9/15/2014	4,220,000	4,455,278

Yum! Brands, Inc.
6.250% due 4/15/2016	791,000	886,806

Zions Bancorporation
5.000% due 11/7/2012	500,000	511,371
5.650% due 5/15/2014	1,700,000	1,743,520
7.750% due 9/23/2014	7,554,000	8,212,981

Total Corporate Bonds		433,302,951

Federal Agency Mortgage-Backed Securities - 0.3%
Fannie Mae
6.000% due 10/1/2037, Pool #88-8736F	408,089	440,763
6.000% due 3/1/2038, Pool #25-7134F	753,966	814,334

Ginnie Mae
7.000% due 5/15/2033, Pool #78-2071X	78,674	90,547

Total Federal Agency Mortgage-Backed Securities		1,345,644

United States Government and Agency Issues - 1.5%
Fannie Mae
5.500% due 3/15/2011	229,000	229,474
2.750% due 4/11/2011	121,000	121,345
5.125% due 4/15/2011	308,000	309,895
0.000% due 4/30/2011 (d)	12,000	11,985
0.000% due 5/15/2011 (d)	11,000	10,982
6.000% due 5/15/2011	28,000	28,335
0.000% due 5/18/2011 (d)	14,000	13,977
3.375% due 5/19/2011	33,000	33,233
0.000% due 5/29/2011 (d)	30,000	29,943
0.000% due 7/15/2011 (d)	70,000	69,796

Farmer Mac
5.500% due 7/15/2011 (e)	3,000,000	3,057,978

Federal Farm Credit Banks
3.000% due 3/3/2011	175,000	175,027
6.000% due 3/7/2011	120,000	120,116
6.740% due 4/11/2011	25,000	25,182
2.625% due 4/21/2011	100,000	100,339
4.770% due 5/25/2011	15,000	15,161
5.375% due 7/18/2011	40,000	40,790

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)
United States Government and Agency Issues (continued)

Federal Home Loan Banks
4.875% due 3/11/2011	$55,000	$55,072
5.000% due 3/11/2011	155,000	155,196
1.500% due 4/8/2011	25,000	25,035
3.150% due 4/14/2011	25,000	25,079
6.000% due 5/13/2011	55,000	55,633
1.375% due 5/16/2011	10,000	10,025
2.625% due 5/20/2011	100,000	100,536
7.170% due 5/24/2011	10,000	10,161
1.125% due 6/3/2011	400,000	400,965
5.250% due 6/10/2011	50,000	50,671
5.375% due 6/10/2011	35,000	35,500
7.350% due 6/11/2011	20,000	20,398
7.550% due 6/20/2011	110,000	112,452
1.625% due 7/27/2011	50,000	50,293

Financing Corp.
0.000% due 3/7/2011, Series 15 (d)	58,000	57,993
0.000% due 4/5/2011, Series 16 (d)	12,000	11,992
0.000% due 4/5/2011, Series 17 (d)	157,000	156,900
0.000% due 4/6/2011, Series 4 (d)	84,000	83,945
0.000% due 4/6/2011, Series Gen (d)	143,000	142,907
0.000% due 5/30/2011, Series 3 (d)	31,000	30,949

Freddie Mac
5.625% due 3/15/2011	82,000	82,174
4.000% due 4/8/2011	75,000	75,286
3.250% due 4/14/2011	15,000	15,053
0.000% due 4/15/2011 (d)	13,000	12,988
1.625% due 4/26/2011	35,000	35,078
5.000% due 6/20/2011 (c)	40,000	40,567
5.500% due 9/15/2011	2,000	2,056

Government Trust Certificates (Israel)
0.000% due 5/15/2011 (d)	67,000	66,853
0.000% due 5/15/2011 (d)	12,000	11,974

Resolution Funding Corp.
0.000% due 4/15/2011 (d)	198,000	197,859

Tennessee Valley Authority
0.000% due 4/15/2011 (d)	448,000	447,513
0.000% due 5/1/2011 (d)	43,000	42,936
0.000% due 6/15/2011 (d)	87,000	86,776
0.000% due 7/15/2011 (d)	10,000	9,967

Total United States Government and Agency Issues		7,112,340

TOTAL BONDS (COST $448,816,781)		461,952,625

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.4%

United States Government and Agency Issues - 0.4%
United States Treasury Bills
0.243% due 2/9/2012 (b)	$2,000,000	$1,995,400

Total United States Government and Agency Issues		1,995,400

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100% (b)	73	73

Total Variable-Rate Demand Notes		73

TOTAL SHORT-TERM INVESTMENTS (COST $1,994,563)		1,995,473

TOTAL INVESTMENTS - 98.4% (COST $451,312,931)		464,704,032

NET OTHER ASSETS AND LIABILITIES - 1.6%		7,703,308

NET ASSETS - 100.0%		$472,407,340

(a) Non-income producing security.
(b) Interest rate shown represents the current coupon rate at February 28, 2011.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) Zero-coupon security.
(e) Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified
(f) Security is fair valued.

At February 28, 2011, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$451,312,930
Unrealized appreciation	$14,257,604
Unrealized depreciation	$(866,502)
Net unrealized appreciation (depreciation)	$13,391,102

The accompanying notes are an integral part of the schedule of investments.

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. As of February 28, 2011, a corporate bond held by the Bond Fund was fair valued and the value of the security represented approximately 0.45% of the net assets of the Fund.

In accordance with generally accepted accounting principles accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2011:

Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$133,489,546	-	$-	$133,489,546
Short-term securities	-	$977	-	977
Total Assets	$133,489,546	$977	$-	$133,490,523

MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$18,814,525	-	$-	$18,814,525
Short-term securities	-	$719	-	719
Total Assets	$18,814,525	$719	$-	$18,815,244

Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$755,934	-	$-	$755,934
Bonds	-	$461,952,625	-	461,952,625
Short-term securities	-	1,995,473	-	1,995,473
Total Assets	$755,934	$463,948,098	$-	$464,704,032

The Funds did not invest in any level-3 investments as of and during the period ended February 28, 2011.

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

2

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 27th day of April, 2011.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 27th day of April, 2011.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

3